Per share amounts (Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Common Share) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation	¥ 1,831,109	¥ 2,312,694	¥ 2,173,338
Accretion to Mezzanine equity	(4,849)	(3,638)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(4,946)	(2,449)
Net income attributable to Toyota Motor Corporation, basic	1,821,314	2,306,607	2,173,338
Effect of dilutive securities
Model AA Class Shares	9,795	6,087
Assumed exercise of dilutive stock options	(6)	(21)	(42)
Net income attributable to Toyota Motor Corporation, diluted	¥ 1,831,103	¥ 2,312,673	¥ 2,173,296
Weighted-average shares, basic	3,008,088	3,111,306	3,158,851
Effect of dilutive securities
Model AA Class Shares	47,100	32,429
Assumed exercise of dilutive stock options	638	1,212	1,578
Weighted-average shares, diluted	3,055,826	3,144,947	3,160,429
Net income attributable to Toyota Motor Corporation per share, basic	¥ 605.47	¥ 741.36	¥ 688.02
Net income attributable to Toyota Motor Corporation per share, diluted	¥ 599.22	¥ 735.36	¥ 687.66